DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

Total assets and liabilities included in discontinued operations were as follows:

	September 30, 2025	December 31, 2024
Assets from Discontinued Operations:
Cash	$—	$—
Total assets from discontinued operations	$—	$—

Liabilities from Discontinued Operations:
Accounts payable	$283,818	$283,818
Accrued liabilities	58,184	58,184
Accrued interest	1,905,294	1,790,509
Accrued payroll and compensation expense	122,864	122,864
Current maturities of long-term debt	239,085	239,085
Short-term advances payable	2,170,500	2,170,500
Total liabilities from discontinued operations	$4,779,745	$4,664,960

Net loss from discontinued operations for the nine months ended September 30, 2025 and 2024, were comprised of the following components:

	Nine Months ended September 30,
	2025	2024
Other expense:
Interest expense	$(114,784)	$(115,204)
Net loss from discontinued operations	$(114,784)	$(115,204

Total assets and liabilities included in discontinued operations were as follows:

	December 31, 2024	December 31, 2023
Assets from Discontinued Operations:
Cash	$—	$—
Total assets from discontinued operations	$—	$—

Liabilities from Discontinued Operations:
Accounts payable	$283,818	$283,818
Accrued liabilities	58,184	58,184
Accrued interest	1,790,509	1,636,624
Accrued payroll and compensation expense	122,864	122,864
Current maturities of long-term debt	239,085	239,085
Short-term advances payable	2,170,500	2,170,500
Total liabilities from discontinued operations	$4,664,960	$4,511,075

Net loss from discontinued operations for the years ended December 31, 2024 and 2023, were comprised of the following components:

	Years ended December 31,
	2024	2023
Other expense:
Gain on settlement	$—	$18,878,359
Gain on forgiveness of debt	—	2,106,633
Interest expense	(153,886)	(153,466)
Net loss from discontinued operations	$(153,886)	$20,831,526